Other Receivables (Huale Group Co.Limited)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Other Receivables
5.	Other Receivables

	June 30, 2021 (Unaudited)	December 31, 2020 (Audited)
	$	$
Value Added Tax Receivables	17,797	29,477
Deposit	65,779	65,046
Others	12,394	1,730
	95,970	96,253

5.	Other Receivables

	December 31, 2020 (Audited)	December 31, 2019 (Audited)
	$	$
Security deposit	-	2,871
Value Added Tax Receivables	29,477	60,946
Deposit	65,046	56,251
Others	1,730	14,044
	96,253	134,112

Huale Group Co. Limited [Member]
Other Receivables
4.	Other Receivables

	June 30, 2020 (Unaudited)	December 31, 2019 (Audited)
	$	$
Security deposit	-	2,871
Value Added Tax Receivables	65,682	60,946
Deposit	60,071	56,251
Others	34,152	14,044
	159,905	134,112